Property, Plant and Equipment, Net	6 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

7. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment as of June 30, 2021 and December 31, 2020 consisted of:

	June 30, 2021	December 31, 2020
	(Unaudited)
Computer equipment	$78,980	$77,611
Furniture, fixture, and office and medical equipment	264,623	262,664
Leasehold improvements	542,514	542,514
Laboratory equipment	4,060,488	4,058,538
Motor vehicle under finance leases	239,093	239,093
Assets in construction	1,899,169	1,899,169
	7,084,867	7,079,589
Less: accumulated depreciation	2,936,418	2,393,266
Property, plant and equipment, net	$4,148,449	$4,686,323

Depreciation expenses for property, plant and equipment amounted to $543,152 and $583,104 for the six months ended June 30, 2021 and 2020, respectively.

During the six months ended June 30, 2020, the Group recorded $330,445 of impairment loss of buildings in other operating expenses due to the management assessed that its carrying amount may not be recoverable. During the six months ended June 30, 2021, no impairment loss was recorded.

As a result of the relocation of office, the Group disposed certain leasehold improvement and furniture, fixture, and office equipment in the old office and incurred a disposal loss of $62,705 in other operating expenses for the six months ended June 30, 2020. During the six months ended June 30, 2021, no gain or loss from disposal was recorded.